CONVERTIBLE SENIOR NOTES, NET (Schedule of Interest Expense Related to Notes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Amortization of debt discount	$ 0	$ 15,380
Amortization of debt issuance costs	2,980	2,412
Total interest expense recognized	$ 2,980	$ 17,792	$ 17,183